Discontinued Operations - Net Income/(Loss) from Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 0	$ 90,037	$ 0	$ 158,672
Time charter, voyage and logistics business expenses	0	(17,210)	0	(32,260)
Direct vessel expenses	0	(11,246)	0	(22,782)
General and administrative expenses	0	(4,607)	0	(7,126)
Depreciation and amortization	0	(6,639)	0	(13,071)
Interest expense and finance cost, net	0	(19,328)	0	(41,111)
Loss on bond extinguishment	0	(106)	0	(221)
Other expense, net	0	(1,948)	0	(2,692)
Income tax expense	0	(20)	0	(39)
Net income from discontinued operations	$ 0	$ 28,933	$ 0	$ 39,370